INCOME TAXES (Schedule of Tax Expenses (Tax Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Note [Line Items]
Current	$ 19,497	$ 39,862	$ 3,698
Deferred	(149)	84	(770)
Total taxes on income	19,348	39,946	2,928
Israel [Member]
Income Tax Note [Line Items]
Current	17,633	38,248	3,829
Deferred	(149)	84	(770)
Subsidiaries outside Israel [Member]
Income Tax Note [Line Items]
Current	1,864	1,614	(131)
Deferred	$ 0	$ 0	$ 0